First Trust SMID Capital Strength ETF Annual Fund Operating Expenses - First Trust SMID Capital Strength ETF - First Trust SMID Capital Strength ETF	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.60%